OPERATING SEGMENT INFORMATION (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Digital Media [Member] USD ($)	Dec. 31, 2013 Digital Media [Member] CNY	Dec. 31, 2012 Digital Media [Member] CNY	Dec. 31, 2011 Digital Media [Member] CNY	Dec. 31, 2013 Telecommunications equipment [Member] USD ($)	Dec. 31, 2013 Telecommunications equipment [Member] CNY	Dec. 31, 2012 Telecommunications equipment [Member] CNY	Dec. 31, 2011 Telecommunications equipment [Member] CNY	Dec. 31, 2013 Industrial business [Member] USD ($)	Dec. 31, 2013 Industrial business [Member] CNY	Dec. 31, 2012 Industrial business [Member] CNY	Dec. 31, 2011 Industrial business [Member] CNY
Segment Reporting Information [Line Items]
Product sales	$ 86,083	521,119	20,414	14,149	$ 0	0	0	0	$ 27,913	168,973	0	0	$ 58,170	352,146	20,414	14,149
Service revenue	2,059	12,466	0	0
Total net revenue	88,142	533,585	20,414	14,149
Disposal Group, Including Discontinued Operation, Revenue	544,576	3,296,700	4,870,235	3,540,252	200,392	1,213,114	1,851,600	1,503,082	246,357	1,491,372	2,161,438	1,318,176	97,827	592,214	857,197	718,994
Total net revenue	$ 632,718	3,830,285	4,890,649	3,554,401